Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories
Schedule of inventories

	2019		2018		2017
Spare parts and accessories of flight equipment	Ps.	294,390	Ps.	289,737	Ps.	285,185
Miscellaneous supplies		7,518		7,534		9,665
	Ps.	301,908	Ps.	297,271	Ps.	294,850